Convertible Promissory Notes (Details 1) - USD ($)	Sep. 30, 2020	Jun. 30, 2020
Debt Disclosure [Abstract]
2021	$ 337,000	$ 570,000
2022	695,000	575,000
2023	625,000	745,000
2024	140,000	140,000
Total maturities of long-term debt	$ 1,797,000	$ 2,030,000